CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Common Shares Outstanding	Stock Options	Contributed Surplus	Deficit	Other Reserves [Member]	Total
Balance at the beginning of the year at Dec. 31, 2020	$ 5,751,479,000	$ 175,640,000	$ 37,254,000	$ (366,412,000)	$ 85,252,000	$ 5,683,213,000
Balance at the beginning of the year (in Shares) at Dec. 31, 2020	242,884,314
Net income	$ 0	0	0	561,945,000	0	561,945,000
Other comprehensive (loss) income	0	0	0	3,121,000	(36,033,000)	(32,912,000)
Comprehensive income for the period	0	0	0	565,066,000	(36,033,000)	529,033,000
Transfer of net loss on disposal of equity securities to deficit	0	0	0	(5,057,000)	5,057,000	0
Shares issued under employee stock option plan	$ 26,417,000	(4,710,000)	0	0	0	21,707,000
Shares issued under employee stock option plan (in Shares)	471,765
Stock options	$ 0	20,182,000	0	0	0	20,182,000
Shares issued under incentive share purchase plan	$ 27,479,000	0	0	0	0	27,479,000
Shares issued under incentive share purchase plan (in Shares)	497,767
Shares issued under dividend reinvestment plan	$ 64,891,000	0	0	0	0	64,891,000
Shares issued under dividend reinvestment plan (in Shares)	1,165,077
Dividends declared	$ 0	0	0	(339,980,000)	0	(339,980,000)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan	$ (6,754,000)	0	0	0	0	(6,754,000)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (in Shares)	(17,066)
Balance at the end of the year at Dec. 31, 2021	$ 5,863,512,000	191,112,000	37,254,000	(146,383,000)	54,276,000	5,999,771,000
Balance at the end of the year (in Shares) at Dec. 31, 2021	245,001,857
Net income	$ 0	0	0	670,249,000	0	670,249,000
Other comprehensive (loss) income	0	0	0	36,000	(83,282,000)	(83,246,000)
Comprehensive income for the period	0	0	0	670,285,000	(83,282,000)	587,003,000
Shares issued under employee stock option plan	$ 51,310,000	(9,465,000)	0	0	0	41,845,000
Shares issued under employee stock option plan (in Shares)	944,989
Shares issued on acquisition of Kirkland, net of share issuance costs	$ 10,268,160,000	0	0	0	0	10,268,160,000
Shares issued on acquisition of Kirkland, net of share issuance costs (in Shares)	209,274,263
Stock options	$ 0	15,783,000	0	0	0	15,783,000
Shares issued under incentive share purchase plan	$ 30,285,000	0	0	0	0	30,285,000
Shares issued under incentive share purchase plan (in Shares)	615,069
Shares issued under dividend reinvestment plan	$ 117,252,000	0	0	0	0	117,252,000
Shares issued under dividend reinvestment plan (in Shares)	2,459,599
Share repurchases	$ (55,926,000)		(13,974,000)			$ (69,900,000)
Share repurchases (in shares)	(1,569,620)					1,569,620
Dividends declared	$ 0	0	0	(725,482,000)	0	$ (725,482,000)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan	$ (23,372,000)	0	0	0	0	(23,372,000)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (in Shares)	(260,861)
Balance at the end of the year at Dec. 31, 2022	$ 16,251,221,000	$ 197,430,000	$ 23,280,000	$ (201,580,000)	$ (29,006,000)	$ 16,241,345,000
Balance at the end of the year (in Shares) at Dec. 31, 2022	456,465,296